Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities - Other comprehensive income relating to UK banking business discontinued operations (Details) - UK Banking Business [member] - Barclays Bank UK PLC [member] - GBP (£)
£ in Millions
	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income
Available for sale assets	£ 0	£ 0	£ 0
Currency translation reserves	0	0	0
Cash flow hedge reserves	0	0	0
Other comprehensive (loss)/income, net of tax from discontinued operations	£ (3)	£ 0	£ 0